Investments in Equity Method Investees - Summary of Changes in Investments in Associates Accounted for Using Equity Method (Details) - CAD ($) $ in Thousands		1 Months Ended	12 Months Ended
	May 07, 2018	Jan. 31, 2019	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Significant Investments In Associates [Line Items]
Balance at beginning of year			$ 63,106
Additions			74,691	$ 64,689
Share of net loss			(10,752)	(1,473)
Exchange difference			35
Derecognition of investment			(14,695)
Balance at end of year			$ 112,385	63,106
Interest income				$ (110)
PharmHouse
Disclosure Of Significant Investments In Associates [Line Items]
Entity			PharmHouse
Instrument			Shares
Participating share	49.00%		49.00%
Additions	$ 9,800	$ 1,199	$ 40,231
Share of net loss			(953)
Balance at end of year			$ 39,278
Agripharm
Disclosure Of Significant Investments In Associates [Line Items]
Entity			Agripharm	Agripharm
Instrument			Shares	Shares
Participating share			40.00%	40.00%
Balance at beginning of year			$ 38,479
Additions				$ 38,711
Share of net loss			(2,352)	(232)
Balance at end of year			$ 36,127	$ 38,479
BCT
Disclosure Of Significant Investments In Associates [Line Items]
Entity			BCT
Instrument			Shares
Participating share			42.20%
Additions			$ 12,549
Share of net loss			(896)
Balance at end of year			$ 11,653
TerrAscend
Disclosure Of Significant Investments In Associates [Line Items]
Entity			TerrAscend	TerrAscend
Instrument			Shares	Shares
Participating share				24.00%
Balance at beginning of year			$ 16,912
Additions				$ 16,978
Share of net loss			(2,217)	(66)
Derecognition of investment			$ (14,695)
Balance at end of year				$ 16,912
Canapa R Corp
Disclosure Of Significant Investments In Associates [Line Items]
Entity			CanapaR
Instrument			Shares
Participating share			49.20%
Additions			$ 18,150
Share of net loss			(88)
Balance at end of year			$ 18,062
Other
Disclosure Of Significant Investments In Associates [Line Items]
Entity			Other	Other
Instrument			Various	Various
Balance at beginning of year			$ 7,715
Additions			3,761	$ 9,000
Share of net loss			(4,246)	(1,175)
Exchange difference			35
Balance at end of year			$ 7,265	7,715
Interest income				$ (110)
Other | Minimum
Disclosure Of Significant Investments In Associates [Line Items]
Participating share			18.20%	23.80%
Other | Maximum
Disclosure Of Significant Investments In Associates [Line Items]
Participating share			40.00%	43.00%